Quarterly Holdings Report
for
Fidelity Managed Retirement 2025 Fund℠
October 31, 2023
RW42-NPRT1-1223
1.867292.116
Domestic Equity Funds - 19.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	156,905	2,075,859
Fidelity Series Commodity Strategy Fund (a)	3,572	355,397
Fidelity Series Large Cap Growth Index Fund (a)	79,204	1,317,166
Fidelity Series Large Cap Stock Fund (a)	78,575	1,391,560
Fidelity Series Large Cap Value Index Fund (a)	184,625	2,496,134
Fidelity Series Small Cap Core Fund (a)	683	6,381
Fidelity Series Small Cap Opportunities Fund (a)	54,850	636,263
Fidelity Series Value Discovery Fund (a)	64,337	920,021
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,336,887)		9,198,781

International Equity Funds - 20.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	45,503	599,280
Fidelity Series Emerging Markets Fund (a)	89,619	691,862
Fidelity Series Emerging Markets Opportunities Fund (a)	174,825	2,769,234
Fidelity Series International Growth Fund (a)	102,950	1,523,656
Fidelity Series International Index Fund (a)	54,057	571,928
Fidelity Series International Small Cap Fund (a)	48,710	707,276
Fidelity Series International Value Fund (a)	142,627	1,517,549
Fidelity Series Overseas Fund (a)	134,622	1,523,917
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,115,313)		9,904,702

Bond Funds - 56.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	321,040	3,053,087
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	445,169	3,249,734
Fidelity Series Corporate Bond Fund (a)	372,544	3,159,177
Fidelity Series Emerging Markets Debt Fund (a)	34,748	244,976
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,038	81,700
Fidelity Series Floating Rate High Income Fund (a)	5,306	47,484
Fidelity Series Government Bond Index Fund (a)	542,234	4,722,862
Fidelity Series High Income Fund (a)	32,481	256,600
Fidelity Series International Credit Fund (a)	1,565	11,783
Fidelity Series International Developed Markets Bond Index Fund (a)	226,365	1,887,886
Fidelity Series Investment Grade Bond Fund (a)	506,757	4,738,175
Fidelity Series Investment Grade Securitized Fund (a)	384,099	3,172,659
Fidelity Series Long-Term Treasury Bond Index Fund (a)	442,531	2,208,232
Fidelity Series Real Estate Income Fund (a)	5,870	53,127
TOTAL BOND FUNDS (Cost $32,574,919)		26,887,482

Short-Term Funds - 2.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(b)	265,519	265,519
Fidelity Series Short-Term Credit Fund (a)	23,789	229,089
Fidelity Series Treasury Bill Index Fund (a)	77,716	771,720
TOTAL SHORT-TERM FUNDS (Cost $1,276,144)		1,266,328

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $52,303,263)	47,257,293
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,055)
NET ASSETS - 100.0%	47,256,238

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,321,853	36,253	314,728	6	(13,021)	22,730	3,053,087
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,718,420	42,579	241,564	3,085	(33,037)	(236,664)	3,249,734
Fidelity Series Blue Chip Growth Fund	2,254,724	167,322	122,609	6,971	(5,394)	(218,184)	2,075,859
Fidelity Series Canada Fund	681,876	21,783	35,876	-	2,894	(71,397)	599,280
Fidelity Series Commodity Strategy Fund	400,289	12,989	44,516	8,725	(4,267)	(9,098)	355,397
Fidelity Series Corporate Bond Fund	3,484,368	119,910	222,996	36,469	(23,432)	(198,673)	3,159,177
Fidelity Series Emerging Markets Debt Fund	274,433	8,505	20,533	4,221	(7,720)	(9,709)	244,976
Fidelity Series Emerging Markets Debt Local Currency Fund	93,155	2,588	8,146	-	(968)	(4,929)	81,700
Fidelity Series Emerging Markets Fund	780,166	95,617	88,603	-	(10,478)	(84,840)	691,862
Fidelity Series Emerging Markets Opportunities Fund	3,112,006	401,238	346,806	-	(52,099)	(345,105)	2,769,234
Fidelity Series Floating Rate High Income Fund	53,328	1,785	7,398	1,218	76	(307)	47,484
Fidelity Series Government Bond Index Fund	5,066,451	179,538	299,099	36,748	(17,607)	(206,421)	4,722,862
Fidelity Series Government Money Market Fund 5.41%	528,417	10,278	273,176	6,074	-	-	265,519
Fidelity Series High Income Fund	286,874	7,367	25,348	4,298	(3,335)	(8,958)	256,600
Fidelity Series International Credit Fund	11,931	115	-	115	-	(263)	11,783
Fidelity Series International Developed Markets Bond Index Fund	2,095,312	36,549	200,621	4,713	(16,092)	(27,262)	1,887,886
Fidelity Series International Growth Fund	1,721,030	90,603	100,975	-	(7,714)	(179,288)	1,523,656
Fidelity Series International Index Fund	650,276	20,336	32,231	-	(95)	(66,358)	571,928
Fidelity Series International Small Cap Fund	536,459	265,398	27,717	-	(4,746)	(62,118)	707,276
Fidelity Series International Value Fund	1,732,458	46,099	141,976	-	8,332	(127,364)	1,517,549
Fidelity Series Investment Grade Bond Fund	5,176,995	179,475	321,977	52,514	(25,515)	(270,803)	4,738,175
Fidelity Series Investment Grade Securitized Fund	3,514,342	116,686	221,957	33,930	(18,852)	(217,560)	3,172,659
Fidelity Series Large Cap Growth Index Fund	1,424,079	86,927	86,251	-	12,538	(120,127)	1,317,166
Fidelity Series Large Cap Stock Fund	1,579,262	66,635	89,784	35,911	5,608	(170,161)	1,391,560
Fidelity Series Large Cap Value Index Fund	2,935,027	102,284	260,477	-	24,314	(305,014)	2,496,134
Fidelity Series Long-Term Treasury Bond Index Fund	2,339,099	351,168	112,841	19,527	(8,841)	(360,353)	2,208,232
Fidelity Series Overseas Fund	1,722,930	84,490	95,745	-	162	(187,920)	1,523,917
Fidelity Series Real Estate Income Fund	74,187	2,189	19,015	1,265	(2,361)	(1,873)	53,127
Fidelity Series Short-Term Credit Fund	243,220	5,959	19,593	1,753	(622)	125	229,089
Fidelity Series Small Cap Core Fund	10,664	-	3,110	-	201	(1,374)	6,381
Fidelity Series Small Cap Opportunities Fund	721,670	50,035	35,766	3,287	(2,205)	(97,471)	636,263
Fidelity Series Treasury Bill Index Fund	1,396,693	29,025	653,122	16,402	(1,686)	810	771,720
Fidelity Series Value Discovery Fund	1,082,346	22,279	113,552	-	5,652	(76,704)	920,021
	53,024,340	2,664,004	4,588,108	277,232	(200,310)	(3,642,633)	47,257,293

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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